Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

On September 30, 2021 and December 31, 2020, property and equipment consisted of the following:

	Useful Life	September 30, 2021	December 31, 2020
Machinery and equipment	5 - 7 years	$124,133	$50,722
Furniture and office equipment	3 - 7 years	32,305	30,245
Vehicles	1 - 5 years	92,085	55,941
Leasehold improvements	3 - 5 years	45,296	16,701
		293,819	153,609
Less: accumulated depreciation		(148,149)	(134,926)
Property and equipment, net		$145,670	$18,683

For the nine months ended September 30, 2021 and 2020, depreciation and amortization expense is included in general and administrative expenses and amounted to $13,223 and $11,141, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

On December 31, 2020 and 2019, property and equipment consisted of the following:

	Useful Life	2020	2019

Machinery and equipment	5 - 7 years	$50,722	$52,184
Furniture and office equipment	3 - 7 years	30,245	45,063
Vehicles	5 years	55,941	68,341
Leasehold improvements	3 years	16,701	16,701
		153,609	182,289
Less: accumulated depreciation		(134,926)	(149,513)
Property and equipment, net		$18,683	$32,776

For the years ended December 31, 2020 and 2019, depreciation and amortization expense is included in general and administrative expenses and amounted to $14,093 and $24,629, respectively.